Note 21 - Changes in Equity (Details Textual) - BRL (R$) R$ in Millions			12 Months Ended
	Jan. 18, 2018	Dec. 01, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Adjustments for share-based payments			R$ 205.7	R$ 161.0	[1]	R$ 209.3	[1]
Investment reserve limit percentage of net income			60.00%
Statutory reserve limit percentage of net income			5.00%
Statutory reserve limit of capital stock			20.00%
Statutory reserve supplementation cutoff percentage related to capital stock			30.00%
Increase (decrease) through transactions with owners, equity			R$ 78.3	(46.0)	[2]	17.4
Other comprehensive income, net of tax, gains (losses) on revaluation			(106.3)	25.7		124.6
Total financial liabilities			23,473.3	22,990.5
Sucos do Bem [member] | Put options [member]
Statement Line Items [Line Items]
Total financial liabilities			68.3	136.0
Tenedora shareholders agreement [member]
Statement Line Items [Line Items]
Increase (decrease) through transactions with owners, equity			1,035.2
Ambev Private Pension Institute of the defined benefits plan [member]
Statement Line Items [Line Items]
Other comprehensive income, net of tax, gains (losses) on revaluation			95.6
E. León Jimenes S.A. [member] | Cervecería Nacional Dominicana S.A. [member]
Statement Line Items [Line Items]
Percentage approximate of put option partially exercised, related to capital stock	30.00%	30.00%
E. León Jimenes S.A. [member] | Cervecería Nacional Dominicana S.A. [member] | Put options [member]
Statement Line Items [Line Items]
Total financial liabilities			R$ 2,950.5	R$ 2,449.3
E. León Jimenes S.A. [member] | Cervecería Nacional Dominicana S.A. [member] | Partial exercise of put option for further ownership of subsidiary [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	85.00%
Net income reserves, investment reserve [member]
Statement Line Items [Line Items]
Interest on shareholder's equity, distributions						R$ 3,770.1
Top of range [member] | Country of domicile [member]
Statement Line Items [Line Items]
Minimum mandatory dividend			40.00%	40.00%		40.00%

[1]	2018 restated to reflect the impact of the adoption of IFRS 16 with full retrospective application (Note 3).
[2]	Of this amount, R$1,035.2 refers to the renegotiation of the shareholders' agreement from Tenedora, as described in Note 1 (b).